Restricted net assets (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Receivables [Abstract]
General reserve percentage	10.00%
Registered capital percentage	50.00%
Net assets	$ 743	$ 712